Consolidated Statements of Earnings (Parenthetical) $ in Millions		12 Months Ended
	Jun. 10, 2024	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Profit or loss [abstract]
Stock split conversion ratio	2
Disclosure of operating segments [line items]
Exploration and evaluation assets derecognized through depletion, depreciation and amortization expense		$ 46	$ 62
Offshore Africa
Profit or loss [abstract]
Recoverability charge		269
Disclosure of operating segments [line items]
Exploration and evaluation assets derecognized through depletion, depreciation and amortization expense		$ 46